Property and Equipment, Net - Summary of Property and Equipment (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Computer equipment [Member] CNY	Dec. 31, 2012 Computer equipment [Member] CNY	Dec. 31, 2013 Office equipment and furniture [Member] CNY	Dec. 31, 2012 Office equipment and furniture [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		31,927,056	34,687,242	14,869,429	19,465,980	2,473,596	2,494,285	616,649	616,649	13,967,382	12,110,328
Less: accumulated depreciation		(22,712,318)	(26,051,513)
Property and equipment, net	$ 1,522,166	9,214,738	8,635,729